Disaggregated Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Disaggregated Revenues [Abstract]
Schedule of Business Operations

The Company’s main business operations are to provide: (i) IVF treatment service; and (ii) fertility referral services.

Revenue from external customers	December 31, 2025	December 31, 2024
IVF treatment service	$3,905,863	$5,433,375
Fertility referral services	820,570	—
Total revenues	$4,726,433	$5,433,375

Schedule of Geographical Information

Geographical information

Revenue from external customers originated from	December 31, 2025	December 31, 2024
China / HK SAR	41,555	$-
Kyrgyzstan	2,312,348	2,656,596
Cambodia	635,188	601,526
Thailand	1,691,862	2,175,253
US	45,480	-
Total revenues	4,726,433	$5,433,375

Schedule of Revenue Information Based on the Locations

The revenue information above is based on the locations where the revenue originated.

Long-lived assets located at	December 31, 2025	December 31, 2024
HK SAR	$209,630	3,081
US	22,832,236	-
China	-	8,370
Cambodia	354,660	47,902
Thailand	311,845	312,313
	$23,708,371	371,666